Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.7%
ADTRAN Holdings, Inc. .............. 23,770 $ 250,298
Arista Networks, Inc.
(a)
............... 83,305 13,500,408
Calix, Inc.
(a)
....................... 19,141 955,327
Cambium Networks Corp.
(a)
............ 4,710 71,686
Ciena Corp.
(a)
..................... 50,261 2,135,590
Cisco Systems, Inc. ................. 1,366,389 70,696,967
Clearfield, Inc.
(a)(b)
................... 4,205 199,107
CommScope Holding Co., Inc.
(a)
......... 69,675 392,270
Digi International, Inc.
(a)
............... 11,911 469,174
Extreme Networks, Inc.
(a)
.............. 43,893 1,143,413
F5, Inc.
(a)
........................ 20,294 2,968,201
Harmonic, Inc.
(a)(b)
.................. 36,984 598,031
Infinera Corp.
(a)
.................... 65,192 314,878
Juniper Networks, Inc. ............... 107,792 3,377,123
Lumentum Holdings, Inc.
(a)(b)
........... 22,815 1,294,295
Motorola Solutions, Inc. .............. 55,953 16,409,896
NETGEAR, Inc.
(a)
................... 9,652 136,672
NetScout Systems, Inc.
(a)
............. 22,390 692,971
Ribbon Communications, Inc.
(a)
......... 32,457 90,555
Viasat , Inc.
(a)(b)
..................... 25,362 1,046,436
Viavi Solutions, Inc.
(a)
................ 73,879 837,049
117,580,347
Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc. ........ 12,465 1,389,224
Amphenol Corp., Class A ............. 198,602 16,871,240
Arrow Electronics, Inc.
(a)
.............. 18,992 2,720,224
Avnet, Inc. ....................... 30,357 1,531,511
Badger Meter, Inc. .................. 9,737 1,436,792
Belden, Inc.
(b)
..................... 14,133 1,351,821
Benchmark Electronics, Inc. ........... 11,831 305,595
CDW Corp. ....................... 44,964 8,250,894
Celestica, Inc.
(a)(b)
................... 33,905 491,623
Cognex Corp. ..................... 57,898 3,243,446
Coherent Corp.
(a)
................... 46,874 2,389,637
Corning, Inc. ...................... 255,245 8,943,785
CTS Corp. ....................... 10,473 446,464
ePlus , Inc.
(a)
...................... 8,938 503,209
Fabrinet
(a)
........................ 12,057 1,565,963
Insight Enterprises, Inc.
(a)(b)
............ 9,613 1,406,766
IPG Photonics Corp.
(a)
............... 10,369 1,408,318
Itron , Inc.
(a)
....................... 15,086 1,087,701
Jabil, Inc. ........................ 44,369 4,788,746
Keysight Technologies, Inc.
(a)
........... 59,427 9,951,051
Knowles Corp.
(a)
................... 30,350 548,121
Littelfuse , Inc. ..................... 8,247 2,402,434
Methode Electronics, Inc. ............. 11,950 400,564
Mirion Technologies, Inc., Class A
(a)(b)
..... 40,347 340,932
National Instruments Corp. ............ 44,228 2,538,687
Novanta , Inc.
(a)
.................... 11,894 2,189,685
OSI Systems, Inc.
(a)
................. 5,166 608,710
PC Connection, Inc. ................. 3,754 169,305
Plexus Corp.
(a)
..................... 9,180 901,843
Rogers Corp.
(a)
.................... 6,181 1,000,889
Sanmina Corp.
(a)
................... 19,379 1,167,972
TD SYNNEX Corp. .................. 13,789 1,296,166
TE Connectivity Ltd. ................. 105,124 14,734,180
Teledyne Technologies, Inc.
(a)
........... 15,704 6,456,071
Trimble, Inc.
(a)
..................... 82,886 4,387,985
TTM Technologies, Inc.
(a)
.............. 34,072 473,601
Vishay Intertechnology , Inc. ............ 42,370 1,245,678
Vontier Corp. ...................... 51,684 1,664,742
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(a)
...... 17,195 $ 5,086,797
117,698,372
Entertainment — 3.4%
Activision Blizzard, Inc.
(a)
.............. 238,663 20,119,291
Electronic Arts, Inc. ................. 86,912 11,272,486
Netflix, Inc.
(a)
...................... 148,304 65,326,429
Playtika Holding Corp.
(a)
.............. 30,369 352,280
ROBLOX Corp., Class A
(a)
............. 123,592 4,980,758
Take-Two Interactive Software, Inc.
(a)(b)
.... 52,893 7,783,734
109,834,978
Interactive Media & Services — 15.3%
Alphabet, Inc., Class A
(a)
.............. 1,129,728 135,228,441
Alphabet, Inc., Class C, NVS
(a)
.......... 971,778 117,555,985
Bumble, Inc., Class A
(a)
............... 32,897 552,012
Cargurus , Inc., Class A
(a)
.............. 29,674 671,523
IAC, Inc.
(a)
........................ 25,362 1,592,733
Match Group, Inc.
(a)
................. 93,235 3,901,885
Meta Platforms, Inc., Class A
(a)
.......... 737,988 211,787,796
Pinterest, Inc., Class A
(a)
.............. 198,645 5,430,954
Shutterstock , Inc. ................... 8,019 390,285
Snap, Inc., Class A, NVS
(a)(b)
........... 334,189 3,956,798
TripAdvisor, Inc.
(a)
.................. 35,218 580,745
Yelp, Inc.
(a)
....................... 22,863 832,442
Ziff Davis, Inc.
(a)
.................... 15,703 1,100,152
ZipRecruiter, Inc., Class A
(a)(b)
........... 16,078 285,545
ZoomInfo Technologies, Inc.
(a)(b)
......... 90,716 2,303,279
486,170,575
IT Services — 7.1%
Accenture plc, Class A ............... 210,681 65,011,943
Akamai Technologies, Inc.
(a)
............ 50,899 4,574,293
CGI, Inc.
(a)(b)
...................... 69,435 7,320,532
Cloudflare , Inc., Class A
(a)(b)
............ 96,628 6,316,572
Cognizant Technology Solutions Corp., Class A 169,298 11,051,773
DigitalOcean Holdings, Inc.
(a)(b)
.......... 18,581 745,841
DXC Technology Co.
(a)(b)
.............. 75,615 2,020,433
EPAM Systems, Inc.
(a)
................ 19,376 4,354,756
Fastly , Inc., Class A
(a)(b)
............... 38,382 605,284
Gartner, Inc.
(a)
..................... 26,368 9,236,974
GoDaddy , Inc., Class A
(a)
.............. 51,629 3,878,887
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 17,415 161,089
International Business Machines Corp. .... 302,928 40,534,796
Kyndryl Holdings, Inc.
(a)
............... 68,001 903,053
MongoDB, Inc., Class A
(a)
............. 23,365 9,602,781
Okta , Inc., Class A
(a)
................. 51,916 3,600,375
Perficient , Inc.
(a)(b)
................... 11,573 964,378
Shopify, Inc., Class A
(a)(b)
.............. 400,145 25,849,367
Snowflake, Inc., Class A
(a)
............. 96,494 16,981,014
Squarespace, Inc., Class A
(a)
........... 13,339 420,712
Thoughtworks Holding, Inc.
(a)(b)
.......... 22,124 167,036
Twilio , Inc., Class A
(a)
................ 58,696 3,734,240
VeriSign, Inc.
(a)
.................... 30,218 6,828,362
224,864,491
Semiconductors & Semiconductor Equipment — 28.5%
Advanced Micro Devices, Inc.
(a)
......... 537,227 61,195,528
Allegro MicroSystems , Inc.
(a)
........... 21,651 977,326
Ambarella , Inc.
(a)
................... 12,491 1,045,122
Amkor Technology, Inc. ............... 33,451 995,167
Analog Devices, Inc. ................. 168,753 32,874,772
Applied Materials, Inc. ............... 281,937 40,751,174
Axcelis Technologies, Inc.
(a)
............ 10,864 1,991,697
Broadcom, Inc. .................... 139,086 120,647,369
Cirrus Logic, Inc.
(a)
.................. 18,353 1,486,777

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Cohu , Inc.
(a)(b)
..................... 15,789 $ 656,191
Credo Technology Group Holding Ltd.
(a)
.... 30,591 530,448
Diodes, Inc.
(a)
..................... 15,183 1,404,276
Enphase Energy, Inc.
(a)
............... 45,720 7,657,186
Entegris , Inc. ...................... 50,012 5,542,330
First Solar, Inc.
(a)
................... 33,163 6,303,955
FormFactor , Inc.
(a)
.................. 25,622 876,785
Ichor Holdings Ltd.
(a)
................. 9,647 361,763
Impinj , Inc.
(a)
...................... 7,260 650,859
Intel Corp. ....................... 1,391,469 46,530,723
KLA Corp. ........................ 45,768 22,198,395
Kulicke & Soffa Industries, Inc. .......... 18,792 1,117,184
Lam Research Corp. ................ 44,815 28,809,771
Lattice Semiconductor Corp.
(a)(b)
......... 46,078 4,426,713
MACOM Technology Solutions Holdings, Inc.
(a)
17,186 1,126,199
Marvell Technology, Inc. .............. 286,621 17,134,203
MaxLinear , Inc.
(a)(b)
.................. 24,437 771,232
Microchip Technology, Inc. ............. 182,748 16,372,393
Micron Technology, Inc. ............... 365,094 23,041,082
MKS Instruments, Inc. ............... 19,068 2,061,251
Monolithic Power Systems, Inc. ......... 15,029 8,119,117
NVIDIA Corp. ..................... 667,859 282,517,714
NXP Semiconductors NV ............. 86,652 17,735,931
ON Semiconductor Corp.
(a)
............ 144,077 13,626,803
Onto Innovation, Inc.
(a)(b)
.............. 16,257 1,893,453
PDF Solutions, Inc.
(a)
................ 9,933 447,978
Power Integrations, Inc. .............. 19,045 1,802,990
Qorvo , Inc.
(a)(b)
..................... 33,484 3,416,373
QUALCOMM, Inc. .................. 371,636 44,239,549
Rambus, Inc.
(a)
.................... 36,681 2,353,820
Semtech Corp.
(a)
................... 21,242 540,821
Silicon Laboratories, Inc.
(a)(b)
............ 10,624 1,675,830
SiTime Corp.
(a)(b)
................... 5,466 644,824
Skyworks Solutions, Inc. .............. 53,151 5,883,284
SolarEdge Technologies, Inc.
(a)(b)
........ 18,830 5,066,211
Synaptics , Inc.
(a)
................... 13,127 1,120,783
Teradyne, Inc. ..................... 51,777 5,764,333
Texas Instruments, Inc. ............... 302,798 54,509,696
Ultra Clean Holdings, Inc.
(a)
............ 14,843 570,862
Universal Display Corp. .............. 14,464 2,084,696
Wolfspeed , Inc.
(a)
................... 41,942 2,331,556
905,884,495
Software — 28.1%
A10 Networks, Inc. .................. 21,372 311,817
ACI Worldwide, Inc.
(a)
................ 35,976 833,564
Adeia , Inc. ....................... 35,316 388,829
Adobe, Inc.
(a)
...................... 153,023 74,826,717
Agilysys , Inc.
(a)
.................... 6,613 453,916
Alarm.com Holdings, Inc.
(a)
............ 16,553 855,459
Altair Engineering, Inc., Class A
(a)(b)
....... 17,739 1,345,326
Alteryx , Inc., Class A
(a)
............... 20,780 943,412
ANSYS, Inc.
(a)
..................... 28,913 9,549,097
Appfolio , Inc., Class A
(a)
.............. 6,346 1,092,400
Appian Corp., Class A
(a)
.............. 13,840 658,784
AppLovin Corp., Class A
(a)(b)
............ 41,863 1,077,135
Asana, Inc., Class A
(a)(b)
............... 26,144 576,214
Aspen Technology, Inc.
(a)(b)
............. 9,886 1,656,992
Atlassian Corp., Class A
(a)
............. 50,668 8,502,597
Autodesk, Inc.
(a)
.................... 71,443 14,617,952
Bentley Systems, Inc., Class B
(b)
......... 67,041 3,635,633
BILL Holdings, Inc.
(a)(b)
................ 32,087 3,749,366
Black Knight, Inc.
(a)
.................. 52,622 3,143,112
Blackbaud , Inc.
(a)
................... 15,025 1,069,479
BlackBerry Ltd.
(a)(b)
.................. 174,329 964,039
Security
Shares
Shares Value
Software (continued)
BlackLine , Inc.
(a)
................... 18,280 $ 983,830
Box, Inc., Class A
(a)
................. 47,923 1,407,978
Braze, Inc., Class A
(a)
................ 12,732 557,534
C3.ai, Inc., Class A
(a)(b)
............... 28,885 1,052,281
Cadence Design Systems, Inc.
(a)
........ 90,967 21,333,581
Cerence , Inc.
(a)
.................... 13,385 391,244
Clear Secure, Inc., Class A ............ 27,282 632,124
CommVault Systems, Inc.
(a)
............ 14,605 1,060,615
Confluent, Inc., Class A
(a)(b)
............ 63,286 2,234,629
Consensus Cloud Solutions, Inc.
(a)
....... 5,810 180,110
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 74,767 10,981,029
Datadog , Inc., Class A
(a)
.............. 84,010 8,264,904
Descartes Systems Group, Inc. (The)
(a)(b)
... 28,624 2,293,069
Digital Turbine, Inc.
(a)(b)
............... 29,980 278,214
DocuSign, Inc.
(a)
................... 67,788 3,463,289
Dolby Laboratories, Inc., Class A ........ 20,116 1,683,307
DoubleVerify Holdings, Inc.
(a)
........... 29,268 1,139,111
Dropbox, Inc., Class A
(a)(b)
............. 91,553 2,441,719
Dynatrace , Inc.
(a)
................... 72,624 3,737,957
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 57,249 320,594
Elastic NV
(a)
...................... 26,440 1,695,333
Envestnet , Inc.
(a)
................... 12,856 763,004
Everbridge , Inc.
(a)
................... 13,468 362,289
Fair Isaac Corp.
(a)
................... 8,343 6,751,239
Five9, Inc.
(a)
...................... 24,057 1,983,500
Fortinet, Inc.
(a)
..................... 217,415 16,434,400
Freshworks , Inc., Class A
(a)(b)
........... 55,809 981,122
Gen Digital, Inc. .................... 190,629 3,536,168
Gitlab , Inc., Class A
(a)
................ 21,910 1,119,820
Guidewire Software, Inc.
(a)
............. 27,529 2,094,406
HashiCorp , Inc., Class A
(a)
............. 31,841 833,597
HubSpot , Inc.
(a)
.................... 16,561 8,811,942
Intapp , Inc.
(a)
...................... 7,385 309,505
InterDigital , Inc. .................... 8,880 857,364
Intuit, Inc. ........................ 93,590 42,882,002
Jamf Holding Corp.
(a)(b)
............... 15,236 297,407
Lightspeed Commerce, Inc.
(a)(b)
.......... 45,185 764,530
LiveRamp Holdings, Inc.
(a)
............. 21,493 613,840
Manhattan Associates, Inc.
(a)
........... 20,768 4,151,108
Marathon Digital Holdings, Inc.
(a)(b)
....... 55,597 770,574
Matterport , Inc., Class A
(a)
............. 75,662 238,335
MeridianLink , Inc.
(a)
................. 6,698 139,318
Microsoft Corp. .................... 790,732 269,275,875
MicroStrategy , Inc., Class A
(a)(b)
.......... 3,649 1,249,491
Model N, Inc.
(a)
.................... 11,392 402,821
N-able, Inc.
(a)
...................... 22,370 322,352
nCino , Inc.
(a)
...................... 25,707 774,295
NCR Corp.
(a)(b)
..................... 46,628 1,175,026
New Relic, Inc.
(a)
................... 20,165 1,319,598
Nutanix , Inc., Class A
(a)
............... 77,517 2,174,352
Open Text Corp.
(b)
.................. 90,689 3,768,128
Oracle Corp. ...................... 513,381 61,138,543
PagerDuty , Inc.
(a)
................... 27,830 625,618
Palantir Technologies, Inc., Class A
(a)(b)
.... 597,762 9,163,691
Palo Alto Networks, Inc.
(a)(b)
............ 100,953 25,794,501
Pegasystems , Inc. .................. 13,777 679,206
PowerSchool Holdings, Inc., Class A
(a)(b)
... 13,528 258,926
Procore Technologies, Inc.
(a)
........... 23,331 1,518,148
Progress Software Corp. .............. 14,382 835,594
PROS Holdings, Inc.
(a)(b)
.............. 13,762 423,870
PTC, Inc.
(a)
....................... 35,599 5,065,738
Q2 Holdings, Inc.
(a)
.................. 19,330 597,297
Qualys , Inc.
(a)
..................... 11,150 1,440,246
Rapid7, Inc.
(a)
..................... 20,042 907,502
RingCentral, Inc., Class A
(a)
............ 25,923 848,460

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Riot Platforms, Inc.
(a)(b)
............... 58,146 $ 687,286
Roper Technologies, Inc. .............. 35,559 17,096,767
Salesforce, Inc.
(a)
................... 326,608 68,999,206
Samsara, Inc., Class A
(a)
.............. 40,807 1,130,762
SentinelOne , Inc., Class A
(a)(b)
.......... 78,050 1,178,555
ServiceNow , Inc.
(a)
.................. 67,966 38,194,853
Smartsheet , Inc., Class A
(a)
............ 44,899 1,717,836
SolarWinds Corp.
(a)
................. 15,768 161,780
Splunk , Inc.
(a)
..................... 50,885 5,398,390
Sprinklr , Inc., Class A
(a)
............... 26,120 361,240
Sprout Social, Inc., Class A
(a)(b)
.......... 15,957 736,575
SPS Commerce, Inc.
(a)
............... 12,307 2,363,682
Synopsys, Inc.
(a)
................... 50,807 22,121,876
Tenable Holdings, Inc.
(a)(b)
............. 38,902 1,694,182
Teradata Corp.
(a)
................... 34,193 1,826,248
Tyler Technologies, Inc.
(a)
............. 14,008 5,833,912
UiPath , Inc., Class A
(a)
............... 120,853 2,002,534
Unity Software, Inc.
(a)(b)
............... 74,946 3,254,155
Varonis Systems, Inc.
(a)
............... 36,437 971,046
Verint Systems, Inc.
(a)
................ 21,349 748,496
VMware, Inc., Class A
(a)
.............. 70,045 10,064,766
Workday, Inc., Class A
(a)(b)
............. 68,646 15,506,445
Workiva , Inc., Class A
(a)(b)
............. 15,470 1,572,680
Zeta Global Holdings Corp., Class A
(a)
..... 43,181 368,766
Zoom Video Communications, Inc., Class A
(a)
73,740 5,005,471
Zscaler , Inc.
(a)(b)
.................... 28,642 4,190,325
Zuora , Inc., Class A
(a)
................ 41,682 457,252
894,484,126
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc. ....................... 1,424,343 276,279,812
Avid Technology, Inc.
(a)
............... 11,085 282,668
Corsair Gaming, Inc.
(a)
............... 13,556 240,483
Dell Technologies, Inc., Class C ......... 85,676 4,635,928
Hewlett Packard Enterprise Co. ......... 432,306 7,262,741
HP, Inc. ......................... 289,204 8,881,455
IonQ , Inc.
(a)
....................... 50,742 686,539
NetApp, Inc. ...................... 71,471 5,460,384
Pure Storage, Inc., Class A
(a)
........... 96,765 3,562,887
Seagate Technology Holdings plc ........ 63,960 3,957,205
Super Micro Computer, Inc.
(a)(b)
.......... 15,307 3,815,270
Western Digital Corp.
(a)
............... 107,044 4,060,179
Xerox Holdings Corp. ................ 37,530 558,822
319,684,373
Total Long-Term Investments — 99.8%
(Cost: $2,592,812,672) ........................... 3,176,201,757
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(e)
............ 83,584,689 $ 83,601,406
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 4,559,086 4,559,086
Total Short-Term Securities — 2.8%
(Cost: $88,147,187) .............................. 88,160,492
Total Investments — 102.6%
(Cost: $2,680,959,859 ) ........................... 3,264,362,249
Liabilities in Excess of Other Assets — (2.6)% ............ (83,100,089)
Net Assets — 100.0% ..............................
$ 3,181,262,160
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Expanded Tech Sector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 85,381,932 $ — $ (1,770,005)
(a)
$ 2,764 $ (13,285) $ 83,601,406 83,584,689 $ 78,905
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,581,001 2,978,085
(a)
— — — 4,559,086 4,559,086 29,690 —
$ 2,764 $ (13,285) $ 88,160,492 $ 108,595 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 19 09/15/23 $ 3,364 $ 22,025
S&P E-Mini Communication Services Index ........................................ 18 09/15/23 1,549 6,719
$ 28,744

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Expanded Tech Sector ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,176,201,757 $ — $ — $ 3,176,201,757
Short-Term Securities
Money Market Funds ...................................... 88,160,492 — — 88,160,492
$ 3,264,362,249 $ — $ — $ 3,264,362,249
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 28,744 $ — $ — $ 28,744
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
S&P Standard & Poor's
Fair Value Hierarchy as of Period End (continued)